Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31, 2021	December 31, 2020
Customer security deposits (a)	$889,199	$1,189,095
Payroll payable	404,928	-
Other payables	47,563	20,010
Total	$1,341,690	$1,209,105